UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        11/10/2008

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    43
Form 13F Information Table Value Total:    72,352,000

List of Other Included Managers:
None

                                                     FORM 13F INFORMATION TABLE

                        TITLE OF               VALUE                     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER          CLASS   CUSIP         x$1000    SHARES       SH  CALL  DSCRETN  MGRS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------
ABB Ltd. ADR		ORD	000375204	274	14,134.54360 SH		SOLE	N/A	SOLE
Claymore S&P Global Wa	COM	18383Q507	378	19,232.19293 SH		SOLE	N/A	SOLE
Comfort Systems USA	COM	199908104	348	26,064.12924 SH		SOLE	N/A	SOLE
Consumer Staples Selec	COM	81369Y308	443	16,056.85723 SH		SOLE	N/A	SOLE
Elizabeth Arden		COM	28660G106	203	10,376.17911 SH		SOLE	N/A	SOLE
Gartner Group Inc. Cl 	COM	464288752	308	17,197.41411 SH		SOLE	N/A	SOLE
Gerdau AmeriSteel Corp	COM	37373P105	223	22,663.42338 SH		SOLE	N/A	SOLE
iShares Cohen & Steers	COM	464287564	1,095	14,280.27074 SH		SOLE	N/A	SOLE
iShares Dow Jones US R	COM	464287739	850	13,728.49372 SH		SOLE	N/A	SOLE
iShares iBoxx$ Corp Bd	COM	464287242	1,550	17,269.30723 SH		SOLE	N/A	SOLE
iShares Lehman 1-3 Yea	COM	464288646	1,745	17,854.43605 SH		SOLE	N/A	SOLE
Ishares Lehman 1-3 Yea	COM	464287457	4,534	54,264.58209 SH		SOLE	N/A	SOLE
iShares Lehman 10-20 Y	COM	464288653	2,734	25,646.52931 SH		SOLE	N/A	SOLE
iShares Lehman 3-7 Yea	COM	464288661	4,558	41,885.40106 SH		SOLE	N/A	SOLE
Ishares Lehman 7-10 Ye	COM	464287440	2,715	30,527.68913 SH		SOLE	N/A	SOLE
iShares Lehman Governm	COM	464288596	1,745	17,730.48756 SH		SOLE	N/A	SOLE
iShares Lehman MBS Bon	COM	464288588	5,525	54,109.50041 SH		SOLE	N/A	SOLE
iShares Lehman Short T	COM	464288679	5,495	49,820.32051 SH		SOLE	N/A	SOLE
iShares MSCI Canada In	COM	464286509	368	13,988.47309 SH		SOLE	N/A	SOLE
iShares MSCI EAFE Inde	COM	464287465	6,892	122,430.1025 SH		SOLE	N/A	SOLE
iShares MSCI Japan Ind	COM	464286848	385	36,143.63867 SH		SOLE	N/A	SOLE
iShares MSCI Taiwan In	COM	464286731	311	28,799.05422 SH		SOLE	N/A	SOLE
iShares Russell 1000 G	COM	464287614	2,599	53,549.21931 SH		SOLE	N/A	SOLE
iShares Russell 1000 V	COM	464287598	1,790	28,027.96486 SH		SOLE	N/A	SOLE
iShares Russell 2000 G	COM	464287648	2,265	32,044.90462 SH		SOLE	N/A	SOLE
iShares Russell 2000 V	COM	464287630	1,275	18,974.84543 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287408	1,781	29,768.17515 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287309	2,355	41,493.41835 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287606	2,888	38,527.26998 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287705	3,207	46,688.75161 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287879	1,509	23,208.53057 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	2,356	38,371.05727 SH		SOLE	N/A	SOLE
Ishares Tr Ftse Xnhua 	COM	464287184	479	13,903.79580 SH		SOLE	N/A	SOLE
Ishares Tr Lehman Agg 	COM	464287226	3,539	35,901.86407 SH		SOLE	N/A	SOLE
Ishares Tr Msci Emerg 	COM	464287234	819	23,975.61230 SH		SOLE	N/A	SOLE
Olin Corp.		COM	680665205	218	11,256.33337 SH		SOLE	N/A	SOLE
PowerShares HY Div Ach	COM	73935X302	344	31,303.42636 SH		SOLE	N/A	SOLE
Powershares Water Reso	COM	73935X575	281	15,282.62300 SH		SOLE	N/A	SOLE
ProShares Tr Ultrashor	COM	74347R651	828	15,557.83873 SH		SOLE	N/A	SOLE
ProShares Tr Ultrashor	COM	74347R586	484	12,481.25383 SH		SOLE	N/A	SOLE
RPM International	COM	749685103	208	10,806.21270 SH		SOLE	N/A	SOLE
Tele Norte Leste Parti	ORD	879246106	210	12,037.04045 SH		SOLE	N/A	SOLE
Western Digital		COM	958102105	238	11,172.14304 SH		SOLE	N/A	SOLE